As filed with the Securities and Exchange Commission on September 11, 2002.

                                                File Nos. 333-22075 and 811-8061

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]

     Pre-Effective Amendment No. ____                                 [ ]
     Post-Effective Amendment No. 16                                  [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]

     Amendment No. 17                                                 [X]

                        (Check appropriate box or boxes.)

                            -------------------------

                   Diamond Hill Funds (formerly The BSG Funds)
                            -------------------------
               (Exact Name of Registrant as Specified in Charter)

             375 North Front Street, Suite 300, Columbus, Ohio 43215
                            -------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (888) 226-5595

                            -------------------------

                       James F. Laird, Diamond Hill Funds
             375 North Front Street, Suite 300, Columbus, Ohio 43215
                            -------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:
                              Amy M. Shepherd, Esq.
                              Baker & Hostetler LLP
                Capital Square, 65 East State Street, Suite 2100
                              Columbus, Ohio 43215

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

     [ ]  immediately upon filing pursuant to paragraph (b)
     [ ]  on April 30, 2002 pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a) (1)
     [ ]  on (date) pursuant to paragraph (a) (1)
     [X]  75 days after filing pursuant to paragraph (a) (2)
     [ ]  on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     EXPLANATORY NOTE:

     This Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N1-A includes the Prospectus dated ___________, 2002 for the Diamond Hill Strategic Income Fund pertaining to the offering of Class A, Class C and Class I shares.

     The filing also includes the Statement of Additional Information for the Diamond Hill Strategic Income Fund.

     The filing of this Post-Effective Amendment No. 16 to the Registration Statement does not amend in any respect Post-Effective Amendment No. 14 filed on April 30, 2002 or Post-Effective Amendment No. 15 filed on May 31, 2002.

                       DIAMOND HILL STRATEGIC INCOME FUND

                          PROSPECTUS ___________, 2002

                        375 North Front Street, Suite 300
                              Columbus, Ohio 43215

               For Information, Shareholder Services and Requests:
                                 (888) 226-5595



Diamond Hill Strategic Income Fund seeks to provide current income.



AS WITH ALL MUTUAL FUND SHARES AND PROSPECTUSES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SHARES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----

DIAMOND HILL STRATEGIC INCOME FUND.............................................3

         ABOUT THE FUND........................................................3

         COSTS OF INVESTING IN THE FUND........................................5

ADDITIONAL INFORMATION ABOUT INVESTMENT
STRATEGIES AND RELATED RISKS ..................................................6

PRICING YOUR SHARES...........................................................13

HOW TO BUY SHARES.............................................................14

HOW TO REDEEM SHARES..........................................................18

HOW TO EXCHANGE SHARES........................................................20

DIVIDENDS AND DISTRIBUTIONS...................................................21

TAXES.........................................................................22

OPERATION OF THE FUND.........................................................23

                       DIAMOND HILL STRATEGIC INCOME FUND

                                 ABOUT THE FUND

INVESTMENT OBJECTIVE

     The investment objective of the Diamond Hill Strategic Income Fund is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

HOW THE FUND PURSUES ITS OBJECTIVE

     The Fund pursues its investment objective, under normal circumstances, by investing primarily in income-producing securities including investment-grade corporate bonds, preferred stocks, non-investment grade corporate bonds, real estate investment trusts ("REITs"), convertible preferred income-producing securities (including stocks and convertible corporate bonds), mortgage-backed securities, collateralized mortgage obligations (CMOs), asset-backed securities, and U.S. Government and agency securities.

     The Fund's Adviser selects securities for the Fund by analyzing both individual securities and different market sectors. The Adviser selects the individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. The Adviser looks for market sectors and individual securities that it believes will perform well over time, and seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the sectors that the Adviser expects to offer the best prospects for a high level of current income.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     All investments carry risks to some degree. The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For more information on risk, please read "Additional Information About Investment Strategies and Related Risks."

     The Fund invests in fixed-income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's fixed-income securities generally decline. On the other hand, if rates fall, the value of the fixed-income securities generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Fixed-income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value.

     The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-income securities. Because inflation reduces the purchasing power of income produced by existing fixed-income securities, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

     There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality also may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect a security's liquidity and make it difficult for the Fund to sell the security.

     Stocks and other equity securities are subject to market risks (rapid increase or decrease in value or liquidity of the security) and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. The Fund may invest in companies with lower market capitalizations, which present higher near-term risks than larger capitalization companies. Small capitalization stocks are more likely to experience higher price volatility and may have limited liquidity (which means that the Fund might have difficulty selling them at an acceptable price when it wants to).

     The Fund may purchase fixed-income securities rated in the lowest investment grade category. Securities in this rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

     As part of its main investment strategy, the Fund may invest in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield on mortgage- and asset-backed securities. When mortgage obligations and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. In addition, payments of principal may occur later than expected, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the Adviser anticipated, affecting the maturity and volatility of the Fund.

     REITs, although not a direct investment in real estate, are subject to the risks associated with investing in real estate. When the profits, revenues, or the value of real estate property owned by a REIT declines or fails to meet market expectations, the value of the REIT may decline as well. Increases in interest rates typically lower the present value of a REITs future earnings stream, and may make financing property purchases and improvements more costly. Since the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates. REITs compete with other investment opportunities (e.g., general business stocks, bonds, money market instruments, etc.) for investors' dollars. If investors invest in these opportunities instead of REITs, then the Fund may decline in value.

     An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

IS THIS FUND RIGHT FOR YOU?

     The Fund is designed for investors seeking income and willing to accept a modest level of price fluctuations

HOW THE FUND HAS PERFORMED

     Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time and a comparison of the Fund's performance with a broad measure of market performance. The Bar Chart and Performance Table that would otherwise appear in this Prospectus have been omitted because the Fund was recently organized and has less than one calendar year of operations.

                         COSTS OF INVESTING IN THE FUND

         The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1     Class A          Class C          Class I
                                                                 -------          -------          -------
Maximum Front End Sales Load Imposed on Purchases.............    4.75%            NONE              NONE
Maximum Contingent Deferred Sales Charge .....................    NONE             1.00% 2           NONE
Sales Load Imposed on Reinvested Dividends....................    NONE             NONE              NONE
Redemption Fee................................................    NONE             NONE              NONE
Exchange Fee..................................................    NONE             NONE              NONE


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                   0.50%            0.50%             0.50%
Distribution (12b-1) Fees                                         0.25%            1.00%             NONE
Other Expenses 3                                                  0.50%            0.50%             0.50%
                                                                  -----            -----             -----
Total Annual Fund Operating Expenses                              1.25%            2.00%             1.00%
                                                                  =====            =====             =====
Expense Reimbursement 4                                           0.05%            0.05%             0.05%
                                                                  -----            -----             -----
Net Annual Fund Operating Expenses                                1.20%            1.95%             0.95%
                                                                  =====            =====             =====

1    Processing organizations may impose transactional fees on shareholders.
2 Contingent deferred sales charge ("CDSC") is charged if your shares are sold within one year of purchase.
3 Other Expenses are estimates and consist of an administrative services fee in the amount of 0.45% paid to the Adviser and trustees' fees and expenses.

4 The Adviser has entered into a written agreement with the Trust to reimburse the Fund for its portion of fees and expenses of non-interested person trustees through June 30, 2003. In addition, the Adviser has made an irrevocable agreement to waive its fees and/or reimburse certain of the Fund's expenses (exclusive of extraordinary items) to limit the Fund's total operating expenses to 1.20% for Class A shares, 1.95% for Class C shares and 0.95% for Class I shares. The Adviser may terminate the Class A agreement after June 30, 2003 and the Class C and Class I agreements after April 30, 2003.

EXAMPLE:

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Your actual expenses may be different.

                            1 YEAR           3 YEARS
                            ------           -------

Class A                     $591             $838
Class C                     $298             $612
Class I                     $ 97             $303

                     ADDITIONAL INFORMATION ABOUT INVESTMENT
                          STRATEGIES AND RELATED RISKS

o    General

     Under normal circumstances, the Fund invests at least 80% of its total net assets in income producing securities. The Fund's Adviser actively manages the Fund's portfolio, seeking to limit fluctuation in the Fund's share price due to changes in market interest rates, while selecting investments that should offer current income based upon the Adviser's credit analysis. The Fund attempts to provide current income by selecting market sectors that offer risk/reward advantages based on structural risks and credit trends. Individual securities that are purchased by the Fund are subject to a disciplined risk/reward analysis both at the time of purchase and on an ongoing basis. This analysis includes an evaluation of interest rate risk, credit risk and risks associated with the complex legal and technical structure of the investment.

     The Fund invests primarily in income producing securities. The Adviser attempts to select securities offering attractive risk-adjusted yields over comparable Treasury securities. Corporate and asset-backed securities offer higher yields compared to Treasury securities to compensate for their additional risks, such as credit risk. Mortgage-backed securities, which usually have nominal credit risk, have higher yields due to their risk that the principal will be repaid faster than expected if the underlying mortgage obligations are prepaid. In selecting securities, the Adviser seeks the higher relative returns of corporate and asset-backed (including mortgage-backed) securities, while attempting to limit or manage their additional credit or prepayment risks.

     The Adviser's investment process first allocates the Fund's portfolio among different sectors. The Adviser makes a greater allocation of the Fund's portfolio to those sectors that the

Adviser expects to offer the best balance between current income and risk and thus offers the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at what the Adviser believes the yield "spread" should be of each security type. (The spread is the difference between the yield of a security versus the yield of a comparable U.S. Treasury security).

     Securities are selected by weighing projected spreads against the spreads at which the securities can currently be purchased. The Adviser also analyzes the prepayment risks and credit risks of individual securities in order to complete the analysis.

     The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage-backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying loans and the federal agencies (if any) that support the loans. The Adviser attempts to assess the relative returns and risks for mortgage-backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

     The Adviser attempts to manage the Fund's credit risk by selecting securities that make default in the payment of principal and interest less likely. The Adviser analyzes a variety of factors, including macroeconomic analysis and corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed-income securities, the Adviser analyzes the issuer's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return.

     The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market condition by analyzing a variety of factors, such as:

     o    current and expected U.S. growth;
     o    current and expected interest rates and inflation;
     o    the U.S. Federal Reserve Board's monetary policy; and
     o    changes in the supply of or demand for U.S. Government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

     The Fund will also invest in preferred and convertible preferred stocks. Stocks and other equity securities are subject to market risks (rapid increase or decrease in value or liquidity of the security) and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. The Fund may invest in companies with lower market capitalizations, which present higher near-term risks than larger capitalization companies. Small capitalization stocks are more likely to experience higher price volatility and may have limited liquidity (which means that the Fund might have difficulty selling them at an acceptable price when it wants to).

     The Fund will also invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. Although not a direct investment in real estate, a REIT is subject to the risks associated with investing in real estate, which includes possible declines in real estate value and risks related to general and local economic conditions. REITs also involve risks such as dependency upon management skills, limited diversification and the risks of financing projects.

     The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in a Fund having an investment objective different from the objective that the shareholders considered appropriate at the time of investment in the Fund.

o    Temporary Strategies

     From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or short-term fixed-income mutual funds, or U.S. government repurchase agreements. The Fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, the Fund may not achieve its investment objective. If the Fund acquires securities of money market funds, the shareholders of the Fund will be subject to duplicative management fees and other expenses.

o    Principal Securities in Which the Fund Invests

Fixed-Income Securities

     Fixed-income securities pay interest or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the principal types of fixed-income securities in which the Fund invests.

     INVESTMENT GRADE CORPORATE DEBT SECURITIES. Investment-grade corporate debt are fixed-income securities issued by businesses, and are rated BBB or higher by a nationally recognized statistical rating organization (NRSRO) or, if the securities are unrated, are deemed to be of equal quality by the Adviser. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers. The credit risk of an issuer's debt security also may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) debt securities.

     NON-INVESTMENT GRADE DEBT SECURITIES. Non-investment grade debt securities are fixed-income securities with higher risk and lower quality, often referred to as "high risk bond" or "junk bonds" and are considered speculative. They are rated by Standard & Poor's Ratings Group ("S&P") as less than BBB or by Moody's Investors Service, Inc. ("Moody's") as less than Baa.

     CONVERTIBLE CORPORATE BOND. A convertible corporate bond is a debt obligation of an issuer that may be convertible within a specified period into a certain number of shares of common stock of the same or different issuer.

     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are debt securities representing interests in pools of mortgage obligations. The mortgage obligations that comprise a pool normally have similar interest rates, maturities and other terms. Mortgage obligations may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgage obligations are known as ARMS. Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgage obligations. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgage obligations. As a result, the holders assume all the prepayment risks of the underlying mortgage obligations.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs, including interests in real estate mortgage investment conduits ("REMICs"), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgage obligations, which no one can predict and will vary among pools.

     ASSET-BACKED SECURITIES. Asset-backed securities are payable from pools of obligations other than mortgage obligations. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income asset (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset-backed securities have prepayment risks.

     TREASURY SECURITIES. Treasury securities are direct debt obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risk.

     AGENCY SECURITIES. Agency securities are debt obligations issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority ("GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities. The Fund treats mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risk, it does not reduce the interest rate and prepayment risks of these mortgage-backed securities.

Equity Securities

     Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event the issuer declares bankruptcy. Equity securities include common stocks, preferred stocks and convertible stocks.

     PREFERRED STOCKS. Preferred stocks are equity securities with rights superior to those of common stocks, which rights typically provide different voting and dividend rights and priority in the event the issuer declares bankruptcy.

     CONVERTIBLE PREFERRED STOCKS. A convertible preferred stock is preferred stock of an issuer that may be convertible within a specified period into a certain number of shares of common stock of the same or different issuer.

Real Estate Investment Trusts

     A Real Estate Investment Trust ("REIT") is a pooled investment vehicle that invests primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. An equity REIT, which owns properties, generates income from rental and lease properties. Equity REITs also offer the potential for growth as a result of property appreciation and, in addition, occasional capital gains from the sales of appreciated property. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs are designed to strike a balance between equity investments and mortgage-backed investments. They will derive their income from the collection of rents, the realization of capital gains from the sale of properties and from the collection of interest payments on outstanding mortgages held within the trust.

o    Investment Risks

Fixed-Income Securities

     Investments in fixed-income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will increase and decrease as the value of the Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually, changes in the value of fixed-income securities will not affect cash income generated, but may affect the value of your investment. Fixed-income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligation.

     The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

     Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage-backed securities include both interest and a partial payment of principal. Unscheduled prepayments of principal create risks that can adversely affect the Fund when holding mortgage-backed securities. For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities. Generally, mortgage-backed securities compensate for the in-creased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the spread. An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

     The Fund may also be subject to the risk that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.

     The Fund may purchase fixed-income securities rated below investment grade. Securities rated Baa or BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest payments than they do on issuers of higher grade securities.

Equity Securities

     MARKET RISK. Stock markets and stock prices can be volatile. Market action will affect the Fund's net asset value per share, which fluctuates as the values of the Fund's portfolio equity securities change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Various factors can affect a stock's price (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in general economic conditions or in government regulations affecting an industry). Not all of these factors can be predicted.

     SMALL CAPITALIZATION STOCKS. The Fund may invest in companies with lower market capitalizations, which present higher near-term risks than larger capitalization companies. Small capitalization stocks are more likely to experience higher price volatility and may have limited liquidity (which means that the Fund might have difficulty selling them at an acceptable price when it wants to).

     LOWER-RATED SECURITIES. Preferred stocks and bonds rated Baa or BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities.

     FOREIGN SECURITIES. The Fund may invest in equity securities of foreign companies. In addition to market risk, investments in foreign securities involve sovereign risk, which includes local political and economic developments, potential nationalization, withholding taxes on dividend payments and currency blockage. Foreign companies may have less public or less reliable information available about them and may be subject to less governmental regulation than U.S. companies. Securities of foreign companies may be less liquid or more volatile than securities of U.S. companies. When investments in foreign securities are made in foreign currencies, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations.

Real Estate Investment Trusts

     The Fund, though not invested directly in real estate, still is subject to the risks associated with investing in real estate, which include:

     o    possible declines in the value of real estate
     o risks related to general and local economic conditions o possible lack of availability of mortgage funds
     o    overbuilding
     o    changes in interest rates
     o    environmental problems

     Investing in REITs involves certain risks in addition to those risks associated with investing in the real estate industry in general, which include:

     o    dependency upon management skills
     o    limited diversification
     o    the risks of financing projects
     o    heavy cash flow dependency
     o    default by borrowers
     o    self-liquidation
     o possibility of failing to maintain exemptions from the Investment Company Act of 1940
     o in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

                               PRICING YOUR SHARES

     On each day that the Trust is open for business, the share price (NAV) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time). The Trust is open for business on each day the Exchange is open for business and on any other day when there is sufficient trading in a Fund's investments that its NAV might be materially affected. A separate NAV is calculated for each class of the Fund. The NAV per share for a class is of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market (but before the Fund calculates its NAV), that materially affects the values, assets may be valued at their fair value in accordance with procedures adopted by the Board of Trustees. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after we receive your order in the form detailed below.

     U.S. Government and Agency obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Other portfolio securities are valued as follows:

(1) equity securities that are traded on stock exchanges are valued at the last reported sale price as of the close of the regular session of trading on the Exchange on the day the securities are being valued, or, if not traded on a particular day, at the last quoted bid price;
(2) equity securities traded in the over-the-counter market are valued at the last quoted sale price as provided by an independent pricing service approved by the Board of Trustees, or, if not traded on a particular day, at the last quoted bid price as provided by an independent pricing service approved by the Board of Trustees;
(3) short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost;
(4) all other debt securities are valued at the last quoted bid price by using a combination of daily quotes and matrix evaluations as provided by an independent pricing service approved by the Board of Trustees; and
(5) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

     The NAV per share of the Fund will fluctuate with the value of the securities it holds.

                                HOW TO BUY SHARES

HOW TO PURCHASE SHARES

     Your initial minimum investment in the Class A and Class C shares of the Fund ordinarily must be at least $2,500 ($1,000 for shareholders participating in the continuing automatic transfer program, which is described below). There is no minimum for qualified retirement accounts. The minimum initial investment in the Class I shares of the Fund is $250,000. The Trust may, in the Adviser's sole discretion, accept certain accounts with less than the stated minimum initial investment. Shares of the Fund are sold on a continuous basis at the net asset value ("NAV") next determined after receipt of a purchase order by the Trust. Direct purchase orders received by the Trust's Transfer Agent by the close of the regular session of trading on the Exchange on any business day, generally 4:00 p.m., Eastern time, are confirmed at that day's NAV. Purchase orders received by dealers prior to the close of the regular session of trading on the Exchange on any business day, generally 4:00 p.m., Eastern time, and transmitted to the Transfer Agent by 5:00 p.m., Eastern time, that day are confirmed at that day's NAV. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Transfer Agent by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct investments received by the Transfer Agent after the close of the regular session of trading on the Exchange, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the NAV next determined on the following business day.

     INITIAL INVESTMENTS BY MAIL. You may open an account and make an initial investment in the Fund by sending a check and a completed account application form to Diamond Hill Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks must be made payable to the

Diamond Hill Strategic Income Fund. Payment must be made by check drawn on a U.S. bank and payable in U.S. dollars. An account application is included in this Prospectus.

     The Trust mails you confirmations of all purchases (except for purchases through the continuing automatic transfer program) or redemptions of Fund shares. Certificates representing shares are not issued. The Trust and the Adviser reserve the rights to limit the amount of investments and to refuse to sell to any person.

     The Fund's account application contains provisions in favor of the Trust, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone redemptions and exchanges and check redemptions) made available to investors.

     If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or the Transfer Agent in the transaction.

     INITIAL INVESTMENTS BY WIRE. You may also purchase shares of the Fund by bank wire. Please telephone the Transfer Agent (Nationwide call toll-free 888-226-5595) for instructions. You should be prepared to provide, by mail or facsimile, a completed, signed account application.

     Your investment will be made at the NAV next determined after your wire is received together with the account information indicated above. If the Trust does not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge shareholders for this service upon 30 days' prior notice.

     PROCESSING ORGANIZATIONS. You may also purchase shares of the Fund through a "processing organization" (e.g., a mutual fund supermarket), which is a broker-dealer, bank or other financial institution that purchases shares for its customers. The Trust has authorized certain processing organizations to receive purchase and sales orders on the Trust's behalf. Before investing in the Fund through a processing organization, you should read any materials provided by the processing organization together with this Prospectus.

     When shares are purchased this way, there may be various differences. The processing organization may:

o    Charge a fee for its services;
o    Act as the shareholder of record of the shares;
o    Set different minimum initial and additional investment requirements;
o    Impose other charges and restrictions; or
o Designate intermediaries to accept purchase and sales orders on the Fund's behalf.

     The Trust considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after such order is received in proper form.

     Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and the Trust. Certain processing organizations may receive compensation from the Trust, the Adviser or their affiliates.

CAT PROGRAM

     When making your initial investment in Class A shares or Class C shares of the Fund, you may choose to participate in the Fund's continuing automatic transfer ("CAT") program by completing the separate CAT Investment Application Form. The CAT Program offers reduced investment minimums for Class A share and Class C share purchases and helps investors make additional purchases of the Fund over a period of years. Purchase amounts are automatically debited each month from your bank account through ACH (automated clearing house).

TAX-DEFERRED RETIREMENT PLANS

     Shares of the Fund are available for purchase in connection with the following tax-deferred retirement plans:

     -- Individual retirement account (IRA) plans for individuals and their non-employed spouses, including Roth IRAs and Coverdell Education Savings Accounts;
     -- Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision.

SALES LOADS

     Shares of the Fund are purchased at the public offering price (their NAV plus any applicable sales load).

     o    CLASS A SHARES

     The public offering price for Class A shares is the next determined NAV plus a sales load as shown in the following table.

================================================================================================
                                           Sales Load as % of:
     Amount of Investment                Public            Net
                                        Offering          Amount      Dealer Reallowance as % of
                                          Price          Invested        Public Offering Price
================================================================================================
Less than $50,000                         4.75%            4.99%                 4.25%
$50,000 but less than $100,000            4.25%            4.44%                 4.00%
$100,000 but less than $250,000           3.75%            3.90%                 3.25%
$250,000 but less than $500,000           2.00%            2.04%                 1.50%
$500,000 but less than $1,000,000         1.00%            1.01%                 0.75%
$1,000,000 or more                        None             None                  None
================================================================================================

     o    CLASS C SHARES

     Class C shares are subject to a contingent deferred sales charge ("CDSC") (based on the lower of the shares' cost and current NAV) of 1% if redeemed within one year of the purchase date. No CDSC will be charged if you redeem your shares after one year of the purchase date. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month. In determining whether the CDSC applies to a redemption of C shares, C shares not subject to a CDSC are redeemed first.

     The CDSC will be waived (i) on redemption following the death of the shareholder and (ii) on certain redemptions in connection with IRAs and other qualified retirement plans.

     o    CLASS I SHARES

     Class I shares (institutional shares) are not subject to a sales load or any 12b-1 fees. Class I shares are only available for purchase by the following qualified institutional investors: a bank, savings institution, trust company, insurance company, investment company, pension or profit sharing trust, or other entity deemed by the principal underwriter to be a financial institution or institutional buyer or a broker-dealer, whether the purchaser is acting for itself or in some fiduciary capacity. The minimum initial investment in the Class I shares of the Fund is $250,000.

DISTRIBUTION PLAN

     The Trust had adopted a Distribution Plan with respect to its Class A and Class C shares under Rule 12b-1 that allows each class to pay distribution fees for the sales and distribution of its shares. The Distribution Plan for Class C shares also allows the class to pay for services provided to shareholders. Class A shares pay annual 12b-1 expenses of 0.25% and Class C shares pay annual 12b-1 expenses of 1.00%. Class I shares are not subject to any 12b-1 fees. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

ADDITIONAL PURCHASES

     The minimum additional purchase in the Fund is $500 ($100 for CAT purchases) of Class A shares or Class C shares. You may buy additional shares at any time through your securities dealer, or you may buy additional shares directly from the Fund, by mail or wire. Mail your request, with the following information, to the address above:

     o    the name of your account;
     o    your account number; and
     o a check made payable to the Fund, drawn on a U.S. bank and payable in U.S. dollars.

     To purchase shares of the Fund by wire, call the Transfer Agent at (888) 226-5595 for instructions. For more information on purchasing shares by wire, see above "INITIAL INVESTMENTS BY WIRE."

OTHER PURCHASE INFORMATION

     We reserve the right to limit the amount of purchases and to refuse to sell to any person. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or the Transfer Agent in the transaction. If you are already a shareholder of the Fund, we can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

     Sales charges on the Class A and Class C shares will be waived for the following:

     o Trustees, directors, officers and employees of the Trust, the Adviser, and service providers of the Trust, including members of the immediate family of such individuals and employee benefit plans established by such entities.

     o Processing organizations (broker-dealers, banks or other financial institutions) that have a sales agreement with the principal underwriter and employee benefit plans established by same.

     o Clients of the Fund's Adviser and shareholders of Diamond Hill Investment Group, Inc.

     o Employer-sponsored retirement plans, including pension, profit-sharing or deferred compensation plans which are qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code.

                              HOW TO REDEEM SHARES

     You may redeem all or part of your shares of the Fund on each day that the Trust is open for business. You will receive the NAV per share (less any applicable sales charge) next determined after receipt by the Transfer Agent of your redemption request in the form described below. Payment is normally made the next business day after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to 15 days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by wire.

     Except as noted below, redemption requests received in proper form by the Transfer Agent prior to the close of the regular session of trading on the Exchange, generally 4:00 p.m., Eastern time, on any business day on which the Funds calculate their NAVs are effective as of that day. Redemption requests received after 4:00 p.m., Eastern time, will be effected at the applicable NAV per share determined on the next business day following receipt. If a shareholder's tax identification has not yet been certified at the time a redemption request is received by the Transfer Agent, the redemption may be processed subject to a mandatory backup withholding tax.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, we reserve the right to require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares is less than $2,500 ($1,000 for shareholders participating in the continuing automatic transfer program) due to sales, or such other minimum amount as we may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period.

     The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission. Under unusual circumstances, when the Board of Trustees deems it appropriate, the Funds may make payment for shares redeemed in portfolio securities of the Funds taken at current value.

     BY TELEPHONE. You may redeem shares having a value of less than $25,000 by telephone. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call the Transfer Agent (Nationwide call toll-free 888-226-5595). The redemption proceeds will normally be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

     Unless you have specifically notified the Transfer Agent not to honor redemption requests by telephone, the telephone redemption privilege is automatically available to your account. You may change the bank or brokerage account which you have designated under this procedure at any time by writing to the Transfer Agent with your signature guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form. Contact the Transfer Agent to obtain this form. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.

     The Transfer Agent reserves the right to suspend the telephone redemption privilege with respect to any account if the name(s) or the address on the account has been changed within the previous 30 days.

     Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

     BY MAIL. You may redeem any number of shares from your account by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any of the eligible guarantor institutions outlined above. If the name(s) or the address on your account has been changed within 30 days of your redemption request, you must request the redemption in writing with your signature guaranteed, regardless of the value of the shares being redeemed.

     Written redemption requests may also direct that the proceeds be deposited directly in a domestic bank or brokerage account designated on your account application for telephone redemptions. Proceeds of redemptions requested by mail are normally mailed the next business day following receipt of instructions in proper form.

                             HOW TO EXCHANGE SHARES

     You may exchange any or all of your shares in the Fund for shares in the following participating funds:

     o    Diamond Hill Focus Fund,
     o    Diamond Hill Small Cap Fund
     o    Diamond Hill Large Cap Fund
     o    Diamond Hill Bank & Financial Fund, or
     o    Diamond Hill Short Term Fixed Income Fund

subject to the following conditions:

     EXCHANGES OF CLASS A SHARES OF THE FUND: You may exchange any and all of your Class A shares in the Fund for Class A shares in any participating fund upon the payment of a sales charge equal to the difference between the sales charge you paid on the Class A shares of the Fund (4.75% or less) and the sales charge payable on the Class A shares of the participating fund (5.75% or less), unless you are eligible for a waiver of the sales charge, as described above, or unless you originally purchased Class A shares of a participating fund, paid the applicable sales charge, and then exchanged such shares for Class A shares of the Fund.

     EXCHANGE OF CLASS C SHARES OF THE FUND: You may exchange any and all of your Class C shares of the Fund for Class C shares in any participating fund.

     EXCHANGES OF CLASS I SHARES OF THE FUND: You may exchange any and all of your Class I shares of the Fund for Class A shares or Class C shares in any participating fund, subject to the payment of the applicable sales charge, unless you are eligible for a waiver of the sales charge, as described above, or unless you originally purchased Class A shares of a participating fund, paid the applicable sales charge, and then exchanged such shares for Class I shares of the Fund.

     You may exchange any or all of your shares of the participating funds for shares of the Fund subject to the following conditions:

     EXCHANGES OF CLASS A SHARES, CLASS C SHARES AND CLASS I SHARES OF THE PARTICIPATING FUNDS: You may exchange any and all of your Class A shares of a participating fund for Class A shares of the Fund without the payment of an additional sales charge. You may exchange your Class C shares of a participating fund for Class C shares of the Fund. You may exchange any and all Class I shares of a participating fund for Class I shares of the Fund.

     You may request the exchange by telephoning (888) 226-5595, if you have a telephone exchange privilege established for your account, or writing the Transfer Agent. Exchanges may be made only if the exchanging fund is registered in your state of residence. The exchange privilege does not constitute an offering or recommendation of a participating fund. It is your responsibility to obtain and read a prospectus of the exchanging fund before you make an exchange.

     In times of extreme economic or market conditions, exchanging Fund shares by telephone may be difficult. To receive a specific day's price, your letter or call must be received before that day's close of the New York Stock Exchange. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for Federal income tax purposes.

     Exchanges will be accepted only if the registration of the two accounts is identical. The Fund, the Transfer Agent and the Custodian are not liable for following instructions communicated by telephone that they reasonably believe to be genuine. They will use reasonable procedures to confirm that telephone instructions are genuine. The exchange feature may be modified or discontinued at any time upon 60 days written notice to you in accordance with federal securities laws.

                           DIVIDENDS AND DISTRIBUTIONS

     The Fund declares dividends daily. Dividends are distributed on the first business day of each month. Capital gains, if any, for the Fund are distributed at least annually.

     The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. Dividends paid by the Fund may be eligible in part for the dividends received deduction for corporations. If you sell your entire account, you will be paid all dividends accrued to the time of sale, including the day of sale.

     Distributions can be paid in cash, reinvested in additional shares, or a combination of both cash payment and reinvestment. You may elect to have distributions on shares held in IRAs plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

     You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the NAV in effect on the payable date.

     If you select payment in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current NAV and the distribution option on your account will be converted to have all distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

                                      TAXES

     The Fund intends to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. The Fund intends to distribute substantially all of its net investment income and any realized capital gains to its shareholders. Distributions of net investment income as well as from net realized short-term capital gains, if any, are taxable to investors as ordinary income. Dividends distributed by the Fund from net investment income may be eligible, in whole or in part, for the dividends received deduction available to corporations. To the extent that the Fund's investment income is derived from interest rather than dividends, that portion of such distributions is not eligible for the dividends received deduction available to corporations.

     Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) by the Fund to its shareholders are taxable to the recipient shareholders as capital gains, without regard to the length of time a shareholder has held Fund shares. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its assets. Due to the nature of the investment strategies used, the distributions of the Fund are expected to consist primarily of net investment income. Please note, however, that the nature of the Fund's distributions could vary in any given year.

     Redemptions of shares of the Fund are taxable events on which you may realize a gain or loss. An exchange of the Fund's shares for shares of another fund will be treated as a sale of such shares and any gain on the transaction may be subject to federal income tax.

     The Fund will mail to each of their shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. The Fund's distributions may be subject to federal income tax whether received in cash or reinvested in additional shares. In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions.

     The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your Fund investment.

                              OPERATION OF THE FUND

     Diamond Hill Capital Management, Inc. (the Adviser), formerly known as Heartland Advisory Group, Inc., 375 North Front Street, Suite 300, Columbus, Ohio 43215, manages the investments of the Fund. The Adviser has been an investment adviser to individuals, pension and profit sharing plans, trusts, corporations and other institutions since June 2, 1988.

     Pursuant to a management agreement between the Adviser and the Fund, the Adviser, subject to the supervision of the Board of Trustees and in conformity with the stated objective and policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund's portfolio, including the purchase, retention and disposition of securities. In connection therewith, the Adviser is obligated to keep certain books and records of the Fund. The Adviser also administers the corporate affairs of the Fund, and in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by US Bank, N.A., the Fund's custodian, and Integrated Fund Services, Inc., the Fund's transfer and disbursing agent. The management services of the Adviser are not exclusive under the terms of the management agreement and the Adviser is free to, and does, render management services to others.

     The Fund is authorized to pay the Adviser a fee equal to 0.50% of the average daily net assets of the Fund. As of December 31, 2001, the Adviser managed accounts in excess of $51.7 million.

     Kent K. Rinker, portfolio manager of the Fund, is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Rinker has a Masters degree in Finance from The Ohio State University, and a B.A. degree in Economics from Ohio Wesleyan University. From 1999 to 2002, Mr. Rinker was a consultant and managed private investments. From 1997 to 1999, Mr. Rinker served as the Fiduciary Representative to the Ohio Attorney General on five Ohio Public Pension Plans with assets totaling $120 billion. From 1990 to 1997, Mr. Rinker served as Investment Broker for Laidlaw and Co. From 1981 to 1990, Mr. Rinker was the founding partner, and served as the Manager of Fixed Income Sales and Trading for Meuse, Rinker, Chapman, Endres and Brooks.

     The Fund's principal underwriter, Diamond Hill Securities, Inc. (DHS) (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers, and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

     The Adviser, pursuant to the First-Amended And Restated Administrative, Fund Accounting and Transfer Agency Services Agreement (the "Services Agreement") entered into between the Adviser and the Trust, serves as the administrator, fund accountant and transfer agent for the Fund. The Fund pays the Adviser, for the performance of its obligations under the Services Agreement, a fee at an annual rate of 0.45% of the Fund's average daily net assets. The Services Agreement authorizes the Adviser, at its own expense, to contract with other service providers to perform any or all of the administrative, fund accounting and transfer agency services set forth in the Services Agreement. Accordingly, the Adviser, at its own expense, has entered into an Administration, Accounting and Transfer Agency Agreement with Integrated Fund Services, Inc., 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202 to serve as sub-administrator, sub-fund accountant and sub-transfer agent for the Fund.

INVESTMENT ADVISER                           TRANSFER AGENT AND ADMINISTRATOR
Diamond Hill Capital Management, Inc.        (ALL REDEMPTION REQUESTS)
375 North Front Street, Suite 300            Integrated Fund Services, Inc.
Columbus, Ohio  43215                        221 East Fourth Street, Suite 300
                                             Cincinnati, Ohio 45202

CUSTODIAN                                    AUDITORS
U.S. Bank, N.A.                              Crowe Chizek and Company LLP
425 Walnut Street, ML 6118                   One Columbus
Cincinnati, Ohio  45202                      10 West Broad Street
                                             Columbus, Ohio  43215

LEGAL COUNSEL                                PRINCIPAL UNDERWRITER
Baker & Hostetler LLP                        Diamond Hill Securities, Inc.
Capital Square                               375 North Front Street, Suite 300
65 East State Street, Suite 2100             Columbus, Ohio  43215
Columbus, Ohio  43215

                                [BACK COVER PAGE]

     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this Prospectus by reference, contains detailed information on the Fund's policies and operations. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     Call the Fund at 888-226-5595 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act #811-8061

                       DIAMOND HILL STRATEGIC INCOME FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                               ____________, 2002


     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Diamond Hill Strategic Income Fund dated _________, 2002. A free copy of the Prospectus can be obtained by writing the Transfer Agent at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, or by calling 1-888-BANK-595.

                                TABLE OF CONTENTS
                                -----------------
                                                                            PAGE
                                                                            ----

DESCRIPTION OF THE TRUST.......................................................1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
     CONSIDERATIONS............................................................2

INVESTMENT LIMITATIONS........................................................22

ADDITIONAL TAX INFORMATION CONCERNING THE FUND................................24

SHARES OF THE FUND............................................................27

THE INVESTMENT ADVISER........................................................28

TRUSTEES AND OFFICERS.........................................................30

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................34

DISTRIBUTION PLAN.............................................................35

DETERMINATION OF SHARE PRICE..................................................36

INVESTMENT PERFORMANCE........................................................37

CUSTODIAN.....................................................................43

SUB-ADMINISTRATOR, SUB-FUND ACCOUNTANT AND
     SUB-TRANSFER AGENT.......................................................43

ACCOUNTANTS...................................................................43

PRINCIPAL UNDERWRITER.........................................................44

PRINCIPAL HOLDERS OF OUTSTANDING SHARES.......................................44

FINANCIAL STATEMENTS..........................................................44

DESCRIPTION OF THE TRUST

     Diamond Hill Strategic Income Fund (the "Fund") was established on August 8, 2002 as a diversified series of Diamond Hill Funds (the "Trust"), an Ohio business trust. Until April 11, 2001, the Trust was known as The BSG Funds. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated January 14, 1997 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value (the "Shares"). The Fund is one of six series currently authorized by the Trustees. The Fund is currently authorized to issue three classes of Shares:
Class A, Class C and Class I.

     Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.

     The differing sales charges and other expenses applicable to the different classes of the Fund's shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing Fund shares will receive more with respect to one class than another. The Board of Trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action.

     Upon sixty days prior written notice to shareholders, the Fund may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable.

     As of _______, 2002, the Fund's investment adviser, Diamond Hill Capital Management, Inc., 375 North Front Street, Suite 300, Columbus, Ohio 43215 (the "Adviser"), beneficially owned 100% of the outstanding Shares of the Fund.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use.

     A.   U.S. TREASURY OBLIGATIONS
          -------------------------

     The Fund may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). The Fund may also invest in Inflation Indexed Treasury Obligations.

     B.   GOVERNMENT SECURITIES
          ---------------------

     Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("Ginnie Mae") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("Fannie Mae"), are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("Freddie Mac") are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal. For information on mortgage-related securities issued by certain agencies or instrumentalities of the U.S.
government, see "Additional Information About Fund Investments and Risk Considerations - Mortgage-Related Securities" in this Statement of Additional Information.

     C.   EQUITY SECURITIES
          -----------------

     The Fund may invest in preferred stock. In addition, the Fund may invest in common stock and common stock equivalents (such as convertible preferred stock and convertible debentures). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. The Adviser intends to invest only in preferred stock rated BBB or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's").

     D.   COMMERCIAL PAPER
          ----------------

     Commercial paper consists of promissory notes issued by corporations. Although such notes are generally unsecured, the Fund may also purchase secured commercial paper. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Fund only purchases commercial paper that is rated at the time of purchase in the highest or second highest rating category by at least one Nationally Recognized Statistical Rating Organization ("NRSRO") (such as A-2 or better by S&P, P-2 or better by Moody's or F-2 or better by Fitch IBCA ("Fitch")) or if unrated, determined by the Adviser to be of comparable quality. The Fund may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.

     E.   MORTGAGE-RELATED SECURITIES
          ---------------------------

     MORTGAGE-BACKED SECURITIES ("CMOS" AND "REMICS"). Mortgage-backed securities include collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs"). (A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, (the "Code") and invests in certain mortgages principally secured by interests in real property and other permitted investments).

     Mortgage-backed securities are debt securities representing interests in pools of mortgage loans assembled for sale to investors by:

     o    various governmental agencies such as Ginnie Mae;
     o    government-related organizations such as Fannie Mae and Freddie Mac;
     o    non-governmental  issuers such as commercial  banks,  savings and loan
          institutions,   mortgage  bankers,   and  private  mortgage  insurance
          companies.

     There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

     Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae's guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

     Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

     Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Mac Certificates are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     CMOs and guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Fund does not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the "Mortgage Assets"). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

     Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

     Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as "Gold PCs."

     Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the United States of America.

     REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of the Fund's investment policies.

     CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across to different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

     The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

     Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

     A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

     LIMITATIONS ON THE USE OF MORTGAGE-BACKED SECURITIES. The Fund may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through securities. The Fund may invest in mortgage-backed securities that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by the Adviser to be of comparable quality.

     STRIPPED MORTGAGE-BACKED SECURITIES. Stripped Mortgage-Backed Securities ("SMBS") are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets ("IOS"), while the other class will receive all of the principal ("POS"). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.

     In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:

     Prepayment/Interest Rate Sensitivity. SMBS are extremely sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. Government, under certain interest rate or prepayment rate scenarios, the Fund may lose money on investments in SMBS.

     Interest Only SMBS. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.

     Principal Only SMBS. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.

     Yield Characteristics. Although SMBS may yield more than other mortgage-backed securities, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. The Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.

     The Fund may invest in SMBS to enhance revenues or hedge against interest rate risk. The Fund may only invest in SMBS issued or guaranteed by the U.S. government, its agencies or instrumentalities. Although the market for SMBS is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Fund's limitations on investments in illiquid securities.

     ADJUSTABLE RATE MORTGAGE LOANS. The Fund may invest in adjustable rate mortgage loans ("ARMS"). Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the "Maximum Adjustment "). Other ARMs ("Negatively Amortizing ARMs ") may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or "accelerated amortization") further reduces the principal balance of the ARM.

     Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payment protect borrowers from unlimited interest rate and payment increases.

     Certain adjustable rate mortgage loans may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other adjustable rate mortgage loans may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.

     There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund's portfolio and therefore in the net asset value of the Fund's shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

     In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to "lock-in" a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization.

     Other factors affecting prepayment of ARMs include changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgage properties and servicing decisions.

     Risks Factors of Mortgage-Related Securities
     --------------------------------------------

     Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae, Freddie Mac or Ginnie Mae if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

     Interest Rate Sensitivity. If the Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

     Market Value. The market value of the Fund's adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates.

     Prepayments. Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund's principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

     Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Fund invests will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates (giving consideration to the cost of any refinancing). In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage ass-through securities, the rate of prepayment may be expected to decrease.

     F.   ASSET-BACKED SECURITIES
          -----------------------

     Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

     Prepayment Risks. The issuers of asset-backed securities may be able to repay principal in advance if interest rates fall. Also, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. If asset-backed securities are pre-paid, the Fund may have to reinvest the proceeds from the securities at a lower rate. In addition, potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, the Fund may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.

     G.   VARIABLE AND FLOATING RATE INSTRUMENTS
          --------------------------------------

         Certain obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes.

     "Variable Amount Master Demand Notes" are demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

     The Fund may acquire "Variable and Floating Rate Instruments." A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value.

     A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by the Fund will be determined by the Adviser under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by the Fund. The absence of such an active secondary market, could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. The Fund will purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund's assets at a favorable rate of return.

     LIMITATIONS ON THE USE OF VARIABLE AND FLOATING RATE NOTES. Variable and floating rate instruments for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 15% of the Fund's net assets only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which the Fund may purchase demand instruments that are not illiquid. If not rated, such instruments must be found by the Adviser, under guidelines established by the Trust's Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments.

     H.   STRUCTURED INSTRUMENTS
          ----------------------

     Structured instruments are debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), banks, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. Structured instruments are commonly considered to be derivatives.

     The terms of such structured instruments provide that their principal and/or interest payments are adjusted upwards or downwards to reflect changes in the reference index while the structured instruments are outstanding. In addition, the reference index may be used in determining when the principal is redeemed. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference index and the effect of changes in the reference index on principal and/or interest payment.

     While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by the Adviser, principal and/or interest payments on the structured instrument may be substantially less than expected. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture). In that respect, the risks of default associated with structured instruments may be similar to those associated with swap contracts.

     The Fund will invest only in structured securities that are consistent with the Fund's investment objective, policies and restrictions and the Adviser's outlook on market conditions. In some cases, depending on the terms of the reference index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero; however, the Fund will not invest in structured instruments if the terms of the structured instrument provide that the Fund may be obligated to pay more than its initial investment in the structured instrument, or to repay any interest or principal that has already been collected or paid back.

     Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, the Fund's ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Fund will treat such instruments as illiquid, and will limit its investments in such instruments to no more than 15% of the Fund's net assets, when combined with all other illiquid investments of the Fund.

     I.   BANK OBLIGATIONS
          ----------------

     Bank obligations consist of bankers' acceptances, certificates of deposit, and time deposits.

     "Bankers' Acceptances" are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Fund will be those guaranteed by domestic and foreign banks and savings and loan associations having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).

     "Certificates of Deposit" are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit will be those of domestic and foreign branches of U.S. commercial banks which are members of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, and in certificates of deposit of domestic savings and loan associations the deposits of which are insured by the Federal Deposit Insurance Corporation if, at the time of purchase, such institutions have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion.

     The Fund may also invest in Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, and Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. The Fund may also invest in obligations (including banker's acceptances and certificates of deposit) denominated in foreign currencies (see "Foreign Investments" herein).

     "Time Deposits" are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid. The Fund utilizes demand deposits in connection with its day-to-day operations. Time deposits will be maintained only at banks or savings and loan associations from which the Fund could purchase certificates of deposit.

     J.   MUNICIPAL SECURITIES
          --------------------

     Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, waterworks and sewer systems, and other utilities.

     Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities.

     In addition, certain debt obligations known as "Private Activity Bonds " may be issued by or on behalf of municipalities and public authorities to obtain funds to provide water, sewage and solid waste facilities; qualified residential rental projects; certain local electric, gas and other heating or cooling facilities; qualified hazardous waste facilities; high-speed intercity rail facilities; governmentally-owned airports, docks and wharves and mass transportation facilities; qualified mortgage; student loan and redevelopment bonds; and bonds used for certain organizations exempt from Federal income taxation.

     Certain debt obligations known as "Industrial Development Bonds" under prior Federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities; sports facilities; industrial parks; convention or trade show facilities; airport, mass transit, port or parking facilities; air or water pollution control facilities; sewage or solid waste disposal facilities; and facilities for water supply.

     Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior Federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual "volume cap." The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

     The two principal classifications of Municipal Securities consist of "general obligation" and "limited" (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer's legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

     The Fund may also acquire "moral obligation" issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. The Fund may purchase short-term General Obligations Notes; Tax Anticipation Notes; Bond Anticipation Notes; Revenue Anticipation Notes; Project Notes; and other forms of short-term loans.

     Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

     There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications. Also, the yields on Municipal Securities depend upon a variety of factors, including general money market conditions; coupon rate; the financial condition of the issuer; general conditions of the municipal bond market; the size of a particular offering; the maturity of the obligations; and the rating of the issue.

     The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Securities. However, ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.

     Municipal securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.

     Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

     Risk Factors in Municipal Securities
     ------------------------------------

     Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than about corporations having a class of securities registered under the Securities Exchange Act of 1934.

     State and Federal Laws. An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

     Litigation and Current Developments. Such litigation or conditions may from time to time materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund's Municipal Securities in the same manner.

     K.   FOREIGN INVESTMENTS
          -------------------

     The Fund may invest in certain debt obligations or debt securities of foreign issuers. Possible investments include debt securities (e.g., bonds and commercial paper) of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers' Acceptances, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, and Europaper.

     Risk Factors of Foreign Investments
     -----------------------------------

     Political and Exchange Risks. Foreign investments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

     Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

     Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by the accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks.

     Currency  Risk.  Foreign  securities  are typically  denominated in foreign
currencies.   The  value  of  the  Fund's  investments  denominated  in  foreign currencies and any funds held in foreign currencies will be affected by:

     o    Changes in currency exchange rates;
     o    The relative strength of those currencies and the U.S. dollar; and
     o    Exchange control regulations.

Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.

     Limitations on the Use of Foreign Investments. Investments in all types of foreign obligations or securities will not exceed 10% of the net assets of the Fund.

     L.   SHORT-TERM FUNDING AGREEMENTS
          -----------------------------

     To enhance yield, the Fund may make limited investments in short-term funding agreements issued by banks and highly rated U.S. insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts ("GICs"), while those issued by banks are referred to as Bank Investment Contracts ("BICs"). Pursuant to such agreements, the Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

     The Fund will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by the Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by the Fund only if, at the time of purchase, no more than 15% of the Fund's net assets will be invested in short-term funding agreements and other illiquid securities.

     M.   REPURCHASE AGREEMENTS
          ---------------------

     Under the terms of a repurchase agreement, the Fund would acquire securities from a seller, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

     If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent under U.S. law and there may be no controlling legal precedents under the laws of certain foreign jurisdictions confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although (with respect to repurchase agreements subject to U.S. law) the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered by the SEC to be loans by the Fund under the 1940 Act.

     REPURCHASE AGREEMENT COUNTERPARTIES. Repurchase counterparties include Federal Reserve member banks with assets in excess of $1 billion and registered broker dealers which the Adviser deems creditworthy under guidelines approved by the Board of Trustees.

     N.   INVESTMENT COMPANY SECURITIES
          -----------------------------

     The Fund may invest up to 5% of its total assets in the securities of any one investment company (another mutual fund), but may not own more than 3% of the outstanding securities of any one investment company or invest more than 10% of its total net assets in the securities of other investment companies. Because other investment companies employ an investment adviser, such investments by the Fund may cause shareholders to bear duplicate fees.

     O.   FUTURES CONTRACTS
          -----------------

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. Futures contracts may be utilized by the Fund with respect to fixed-income securities, foreign currencies, or financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodities Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

     MARGIN REQUIREMENTS. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits:

     o are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded,
     o may be maintained in cash or certain other liquid assets by the Fund's custodian for the benefit of the FCM, and
     o    are similar to good faith deposits or performance bonds.

     Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Trust will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which they do business and by depositing margin payments in a segregated account with the Trust's custodian.

     SEC SEGREGATION REQUIREMENTS. In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contacts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Fund "covers" a long position.

     LIQUIDITY IMPACT OF MARGIN AND SEC SEGREGATION REQUIREMENTS. Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

     LIMITS ON FUTURES CONTRACTS. The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Fund will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

     PURPOSE OF UTILIZING FUTURES. The Fund's primary purpose in entering into futures contracts is to protect the Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt security. If the Fund owns Treasury bonds and the portfolio manager expects interest rates to increase, the Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Fund's interest rate futures contract will increase, thereby keeping the net asset value of the Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, the Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

     Risk Factors in Futures Transactions
     ------------------------------------

     Liquidity. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

     Risk of Loss. Futures contracts entail risks. Although the Fund believes that use of such contracts will benefit the Fund, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts if the Adviser's investment judgment proves incorrect. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the amount were then closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Fund will only engage in futures transactions when it is believed these risks are justified and will engage in futures transactions primarily for risk management purposes.

     Correlation Risk. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests, which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

     Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

     P.   ILLIQUID SECURITIES
          -------------------

     The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will not invest more than 15% of its net assets in illiquid securities.

     Q.   SHORT SALES
          -----------

     The Fund may engage in short sales. When the Adviser believes that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. Types of securities that the Fund may sell short include, but are not limited to, preferred and common stock and interest rate futures contracts. If the price of the security decreases in value, the Fund may make a profit and, conversely, if the security increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a "short squeeze" can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short.

     At any time that the Fund has an open short sale position, it is required to segregate with the Custodian (and to maintain such amount until the Fund replaces the borrowed security) an amount of cash or U.S. Government securities or other liquid securities equal to the difference between (i) the current market value of the securities sold short and (ii) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). As a result of these requirements, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or government securities while also being subject to the possibility of gain or loss from the securities sold short. However, depending on arrangements made with the broker or Custodian, the Fund may not receive any payments (including interest) on the deposits made with the broker or Custodian. These deposits do not have the effect of limiting the amount of money the Fund may lose on a short sale - the Fund's possible losses may exceed the total amount of deposits. The
Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 35% of the value of the Fund's net assets.

     The amount of any gain will be decreased and the amount of any loss increased by any premium or interest the Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that the former may be limitless while the latter can only equal the total amount of the Fund's investment in the security. For example, if the Fund purchases a $10 security, the most that can be lost is $10. However, if the Fund sells a $10 security short, it may have to purchase the security for return to the lender when the market value is $50, thereby incurring a loss of $40.

     Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund. In addition, because of the asset segregation requirement, the Fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemptions of Fund shares.

INVESTMENT LIMITATIONS

     FUNDAMENTAL. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered nonfundamental ("Nonfundamental").

     1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. SENIOR SECURITIES. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

     3. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. REAL ESTATE. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. COMMODITIES. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. CONCENTRATION. The Fund will not invest 25% or more of its total assets in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     NONFUNDAMENTAL. The following limitations have been adopted by the Trust with respect to the Fund and are Nonfundamental (see "Investment Restrictions" above).

     1. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. BORROWING. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

     3. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. OPTIONS. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

     5. REVERSE REPURCHASE AGREEMENTS. The Fund will not enter into reverse repurchase agreements.

     Temporary Defensive Positions
     -----------------------------

     To respond to unusual market conditions, the Fund may invest all or a portion of its in cash or cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Fund from meeting its investment objective. Cash equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. Government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds, and bank money market deposit accounts.

ADDITIONAL TAX INFORMATION CONCERNING THE FUND

     The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to meet the requirements necessary to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund so qualifies, it will pay no federal income tax on the earnings it distributes to shareholders and it will eliminate or reduce to a nominal amount the federal income taxes to which it may be subject.

     In order to qualify as a regulated investment company, the Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or foreign currencies (to the extent such currency gains are directly related to the Fund's principal business of investing in stock or securities, or options or futures with respect to stock or securities) or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and (2) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may limit the range of the Fund's investments. If the Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its income distributed to shareholders, provided the Fund distributes during its taxable year at least 90% of the sum of (a) its taxable net investment income (very generally, dividends, interest, certain other income, and the excess, if any, of net short-term capital gain over net long-term loss), and (b) its net tax-exempt interest. The Fund intends to make sufficient distributions to Shareholders to qualify for this special tax treatment.

     If the Fund failed to qualify as a regulated investment company receiving special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, in order to requalify for taxation as a regulated investment company, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

     In addition, if the Fund fails to distribute in each calendar year an amount at least equal to the sum of (i) 98% of its "ordinary income" (as defined) for the calendar year, (ii) 98% of its capital gain net income (as defined) for the one-year period ending on October 31 of such calendar year, and
(iii) any undistributed amounts from the previous year (collectively, the "Required Distribution"), the Fund will be subject to a non-deductible excise tax equal to 4% of the excess of the Required Distribution over the amount distributed. For purposes of the excise tax, the Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. The Fund intends to make sufficient distributions to avoid liability for the excise tax.

     Shareholders of the Fund will generally be subject to federal income tax on distributions received from the Fund. Dividends that are attributable to the Fund's net investment income will be taxed to shareholders as ordinary income. Distributions of net capital gain (i.e., the excess, if any, of net long-term capital gains over net short-term capital losses) that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain (generally taxed at a 20% tax rate for non-corporate shareholders) regardless of how long the shareholder has held its shares. Distributions in excess of the Fund's current and accumulated "earnings and profits" will be treated by a shareholder receiving such distributions as a return of capital to the extent of such shareholder's basis in its Shares in the Fund, and thereafter as capital gain. A return of capital is not taxable, but reduces a Shareholder's basis in its shares. Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

     The sale, exchange or redemption of Fund shares by a shareholder may give rise to a taxable gain or loss to that shareholder. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shareholder has held the shares for more than 12 months (generally taxed at a 20% tax rate for non-corporate shareholders), and otherwise as short-term capital gain or loss. The maximum capital gain tax rates for capital assets (including Fund shares) held by a non-corporate shareholder for more than five years is 8% and 18%. The 18% rate applies only to assets the holding period for which begins after December 31, 2000. In addition, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

     Certain investment and hedging activities of the Fund, including transactions in futures contracts, hedging transactions, forward contracts, foreign currencies, and foreign securities will be subject to special tax rules (including mark-to-market, constructive sale and wash sale rules). In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders and cause differences between the Fund's book income and taxable income. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction when distributed to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

     Certain securities which may be purchased by the Fund are sold at original issue discount and thus do not make periodic cash interest payments. The Fund will be required to include as part of its current income for tax purposes the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes substantially all of its net investment income to its shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Adviser would not otherwise have chosen to sell such securities and may result in a taxable gain or loss.

     The Fund will be required in certain cases to withhold and remit to the United States Treasury 30% of taxable dividends or of gross proceeds from redemptions paid to any individual shareholder who has provided to the Fund either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to report properly payments of interest or dividends. This withholding, known as backup withholding, is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate federal tax liability.

     In the event more than 50% of the Fund's total assets at year end consist of foreign securities, the Fund may elect to permit shareholders to claim a foreign tax credit. If the Fund makes that election, it will notify the shareholders.

     The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Fund. No attempt is made to present herein a complete explanation of the federal income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of Shares of the Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and (if applicable) foreign taxes.

     The foregoing discussion are based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

SHARES OF THE FUND

     Three classes of Shares, Class A shares, Class C shares and Class I shares, are authorized for the Fund. All three classes of shares represent an interest in the same portfolio of investments of the Fund and have the same rights, except that each class has exclusive voting rights with respect to its Rule 12b-1 distribution plan, if any. The net asset value per share of all three classes is expected to differ from time to time.

     Class A shares are subject to a sales load as shown in the following table.

======================================================================================================
                                           Sales Load as % of:
    Amount of Investment                 Public            Net
                                        Offering          Amount            Dealer Reallowance as % of
                                         Price           Invested             Public Offering Price
======================================================================================================
Less than $50,000                        4.75%             4.99%                       4.25%
$50,000 but less than $100,000           4.25%             4.44%                       4.00%
$100,000 but less than $250,000          3.75%             3.90%                       3.25%
$250,000 but less than $500,000          2.00%             2.04%                       1.50%
$500,000 but less than $1,000,000        1.00%             1.01%                       0.75%
$1,000,000 or more                       None              None                        None
======================================================================================================

     Class A shares are also subject to an annual 0.25% 12b-1 fee.

     Class C shares are subject to a contingent deferred sales charge ("CDSC") (based on the lower of the shares' cost and current NAV) of 1% if redeemed within one year of the purchase date. No CDSC will be charged if you redeem your shares after one year of the purchase date. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month. In determining whether the CDSC applies to a redemption of C shares, C shares not subject to a CDSC are redeemed first. The CDSC will be waived (i) on redemption following the death of the shareholder and (ii) on certain redemptions in connection with IRAs and other qualified retirement plans.

     Class C shares are also subject to an annual 0.75% 12b-1 fee.

     Class I shares are not subject to a sales load or any 12b-1 fees. The minimum initial investment in the Class I shares of the Fund is $250,000. Class I shares are only eligible for purchase by the following qualified institutional investors: a bank, savings institution, trust company, insurance company, investment company, pension or profit sharing trust, or other entity deemed by the principal underwriter to be a financial institution or institutional buyer or a broker-dealer, whether the purchaser is acting for itself or in some fiduciary capacity.

     Trustees, directors, officers and employees of the Trust, the Adviser, service providers of the Trust, including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase and redeem shares of the Fund without paying a sales charge. Broker-dealers with selling agreements with the principal underwriter and employee benefit plans established by same, clients of the Adviser and shareholders of Diamond Hill Investment Group, Inc. and employer-sponsored retirement plans, may purchase and redeem shares of the Fund without paying a sales charge. In addition, shares of the Fund may be purchased at net asset value through processing organizations (broker-dealers, banks or other financial institutions) that have a sales agreement with the principal underwriter. When shares are purchased this way, the processing organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in the Fund for shareholders who invest through a processing organization generally will be set by the processing organization. Processing organizations may also impose other charges and restrictions in addition to or different from those applicable to investors who remain the shareholder of record of their shares. Thus, an investor contemplating investing with the Fund through a processing organization should read materials provided by the processing organization in conjunction with this Prospectus. The Trustees have determined that the Fund incurs no appreciable distribution expenses in connection with sales to these investors and that it is therefore appropriate to waive sales changes for these investors.

THE INVESTMENT ADVISER

     The Fund's investment adviser is Diamond Hill Capital Management, Inc., formerly known as Heartland Advisory Group, Inc., 375 North Front Street, Suite 300, Columbus, Ohio 43215 (the "Adviser"). The Adviser is a wholly owned subsidiary of Diamond Hill Investment Group, Inc.

     Under the terms of the Trust's management agreement with the Adviser (the "Management Agreement"), the Adviser manages the Fund's investments. As compensation for management services, the Fund is obligated to pay the Adviser fees computed and accrued daily and paid monthly at an annual rate of 0.50% of the average daily net assets of the Fund.

     The Adviser retains the right to use the name "Diamond Hill" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Diamond Hill" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

     The Trust's principal underwriter may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

     In connection with their approval of the Management Agreement for the Fund, the Trustees, with the advice and assistance of counsel for the Trust, received and considered information relating to the nature and scope of the services to be provided to the Fund by the Adviser and its affiliates. The Trustees considered background information regarding the Fund's portfolio manager, the level of the fees to be charged for advisory and other services, together with comparative fee and expense information showing, among other things, the fees to be paid for advisory, administrative and other services and the projected total expense ratio of the Fund relative to its peer group of mutual funds. In addition, the Trustees considered, among other factors:

     o the effect of the investment advisory fee and administrative services fee on the projected expense ratio of the Fund;

     o information on the investment advisory fees and expense ratios of other investment companies not advised by the Adviser but believed to be generally comparable in their investment objectives to the Fund;

     o the investment approach used by the Adviser in the daily management of the Fund;

     o    information on the Adviser's portfolio manager;

     o the continuing need of the Adviser to retain and attract qualified investment and service professionals to serve the Trust in an increasingly competitive industry;

     o ancillary benefits received by the Adviser and its affiliates as a result of their provision of investment advisory and other services to the Fund.

     o    Diamond  Hill  Investment   Group,   Inc.'s   Consolidated   Financial
          Statements as of and for the year ended December 31, 2001.

Under the terms of the Fund's First-Amended and Restated Administrative, Fund Accounting And Transfer Agency Services Agreement with the Adviser (the
"Administration Agreement"), the Adviser renders all administrative, fund accounting, transfer agency and supervisory services to the Fund. The Adviser oversees the maintenance of all books and records with respect to the

Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. The Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. The Adviser is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations. The Adviser may delegate any or all of its responsibilities under the Administration Agreement to one or more third-party service providers.

     Under the Administration Agreement, the Adviser assumes and pays all ordinary expenses of the Fund not assumed by the Fund. The Fund pays all brokerage fees and commissions, taxes, borrowing costs, fees and expenses of the non-interested person trustees and extraordinary or non-recurring expenses. The Fund also pays expenses which it is authorized to pay pursuant to Rule 12b-1 under the Act. Pursuant to an agreement, the Adviser will reimburse the Fund for all fees and expenses of the non-interested person trustees, through June 30, 2003.

     Pursuant to the Administration Agreement, the Adviser receives a fee which is paid monthly at an annual rate of 0.45% of the Fund's average daily net assets.

     The Administration Agreement authorizes the Adviser, at its own expense, to contract with other service providers to perform any or all of the administrative, fund accounting and transfer agency services set forth in the Services Agreement. Accordingly, the Adviser, at its own expense, has entered into an Administration, Accounting and Transfer Agency Agreement with Integrated Fund Services, Inc., 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202 to serve as sub-administrator, sub-fund accountant and sub-transfer agent for the Fund.

TRUSTEES AND OFFICERS

     Overall responsibility for management of the Trust rests with the Board of Trustees of the Trust. The Trustees are responsible for making major decisions about the Fund's investment objectives and policies, but delegate the day-to-day administration of the Fund to the officers of the Trust. There are currently five Trustees, three of whom are not "interested persons" of the Trust within the meaning of that term under the Investment Company Act of 1940.

     The Trust's Board of Trustees created an Audit Committee on May 9, 2002, comprised of Messrs. Bobb, Skestos and Griffin. The Audit Committee was created to (a) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers, (b) oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof, (c) ascertain the independence of the Trust's independent auditors, and (d) act as the liaison between the Trust's independent auditors and the Board. It is expected to meet at least twice during the fiscal year.

     The Trust's Board of Trustees created a Nominating and Board Governance Committee on August 8, 2002, comprised of Messrs. Bobb, Skestos and Griffin. The Nominating and Board Governance Committee was created to (a) select and nominate persons for election or appointment as trustees, and for membership on Board committees and (b) consider and make recommendations to the full Board on matters of Board governance. It is expected to meet as required.

     The names of the Trustees and executive officers of the Trust are shown below. Each Trustee or officer who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

                                            Year First                                    Number of
                                            Elected a                                    Portfolios        Other
                                          Trustee and/or                                  in Trust     Directorships
                             Position       Officer of       Principal Occupation(s)     Overseen by      Held by
Name, Address and Age          Held         the Fund1        During Past Five Years        Trustee       Trustee2
---------------------          ----         ---------        ----------------------        -------       --------

"INTERESTED"3 TRUSTEES:
Roderick H. Dillon, Jr. *   Trustee            2000        President, Chief Executive         6        Diamond Hill
Year of Birth: 1956                                        Officer and Chief                            Investment
375 North Front Street,                                    Investment Officer of                        Group, Inc.
Suite 300                                                  Diamond Hill Investment
Columbus, Ohio  43215                                      Group, Inc., Columbus,
                                                           Ohio, since April
                                                           2000; Vice President
                                                           with Loomis, Sayles &
                                                           Company, a financial
                                                           services company,
                                                           from  October 1997 to
                                                           April 2000; President
                                                           and Chief Investment
                                                           Officer of Dillon
                                                           Capital Management,
                                                           an investment
                                                           advisory firm, from
                                                           July 1993 to October
                                                           1997.

William P. Zox  *           Trustee            2000        Investment Analyst with            6            None
Year of Birth: 1967                                        Diamond Hill Capital
375 North Front Street,                                    Management, Inc., since
Suite 300                                                  January 2001; Partner with
Columbus, Ohio  43215                                      Schottenstein, Zox and
                                                           Dunn Co. LPA, 41 S. High
                                                           St., Columbus, Ohio
                                                           43215, a law firm, from
                                                           January 2000 to December
                                                           2000; Associate with
                                                           Schottenstein, Zox and
                                                           Dunn Co. LPA from July
                                                           1993 to January 2000.

OTHER OFFICERS:

James F. Laird *            President,         2001        President of Diamond Hill
Year of Birth: 1957         Treasurer,                     Securities, Columbus,
375 North Front Street,     and Chief                      Ohio, since July 2001;
Suite 375                   Financial                      Vice President-Corporate
Columbus, Ohio  43215       Officer                        Strategy with Nationwide
                                                           Insurance from
                                                           January 2001 to July
                                                           2001; Senior Vice
                                                           President-Product
                                                           Development with
                                                           Villanova Capital
                                                           from February 1999
                                                           through December
                                                           2000; Vice President
                                                           and General Manager
                                                           with Nationwide
                                                           Advisory Services
                                                           from January 1995
                                                           through February 1999
                                                           and Treasurer with
                                                           Nationwide Mutual
                                                           Funds from January
                                                           1995 through December
                                                           2000.

                                       31

                                            Year First                                    Number of
                                            Elected a                                    Portfolios        Other
                                          Trustee and/or                                  in Trust     Directorships
                             Position       Officer of       Principal Occupation(s)     Overseen by      Held by
Name, Address and Age          Held         the Fund1        During Past Five Years        Trustee       Trustee2
---------------------          ----         ---------        ----------------------        -------       --------
Sandra L. Quinn*            Secretary          2002        Vice President and
Year of Birth: 1966                                        Secretary of Diamond Hill
375 North Front Street,                                    Investment Group, Inc.;
Suite 300                                                  Vice President and
Columbus, OH  43215                                        Secretary of Diamond Hill
                                                           Securities, Inc.; and Vice
                                                           President and Secretary of
                                                           Diamond Hill Capital
                                                           Management, Inc. since
                                                           1991.
"NON-INTERESTED" TRUSTEES:

John M. Bobb
Year of Birth: 1941         Trustee            1997        Director of Headwaters             6            None
8200 Clouse Road                                           Group, 8200 Clouse Road,
New Albany, Ohio  43054                                    New Albany, Ohio, a fine
                                                           arts consulting agency,
                                                           1994 to present.

George A. Skestos           Trustee            2000        President of Homewood              6            None
Year of Birth: 1968                                        Corporation, 750 Northlawn
750 Northlawn Drive                                        Drive, Columbus, Ohio
Columbus, Ohio  43214                                      43214, a real estate
                                                           development firm, since
                                                           September 1999; Director
                                                           of the Midland Life
                                                           Insurance Company since
                                                           April 1998; Officer of
                                                           Huntington Capital Corp.
                                                           from April 1994 to
                                                           September 1997.

Archie M. Griffin           Trustee            2001        Associate Director of              6            None
Year of Birth: 1954                                        Athletics at The Ohio
410 Woody Hayes Drive                                      State University since
Columbus, OH  43210                                        1994; Director or Trustee
                                                           of Abercrombie & Fitch,
                                                           Motorists Insurance and
                                                           The  Ohio Automobile Club.

1 Directors and Officers of the Fund serve until their resignation, removal or retirement.

2 This includes all directorships (other than those in the Trust) that are held by each trustee as a director of a public company or a registered investment company.

3 "Interested Persons" within the meaning of the 1940 Act on the basis of their affiliation with the Adviser to the Fund or its affiliated entities.

Trust Shares Owned By Trustees As Of December 31, 2001

                                                         Aggregate Dollar Range1
                                                         of Shares Owned in All
                                Dollar Range of          Funds Within the Trust
Name of Director                Fund Shares Owned1       Overseen by Trustee
----------------                ------------------       -----------------------
"NON-INTERESTED" TRUSTEES:

John M. Bobb                    $0                       $0-$10,000

George A. Skestos               $0                       $0

Archie M. Griffin               $0                       $0

"INTERESTED" TRUSTEES:

Roderick H. Dillon, Jr.         $0                       Over $100,000

William P. Zox                  $0                       Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000 and over $100,000. The amounts listed for
"interested" trustees include shares owned through Diamond Hill Investment Group, Inc.'s retirement plan and 401(k) Plan.

     Trustee fees and expenses are paid by the Trust. By written agreement, the Adviser reimburses the Fund for its portion of all fees and expenses of the non-interested person trustees borne by the Fund, through June 30, 2003. The compensation paid to the Trustees for the ten-month period ended December 31, 2001 is set forth in the following table:

Compensation Table

                                               Pension or
                                               Retirement                        Total
                                               Benefits         Estimated        Compensation
                              Aggregate        Accrued as       Annual           from the Trust
                              Compensation     Part of Fund     Benefits Upon    Paid to
Trustee                       from the Trust   Expense          Retirement       Trustee1,
-------                       --------------   -------          ---------------  ---------
Roderick H. Dillon, Jr.       None             None             None             None

Lisa R. Hunter                None             None             None             None

John M. Bobb                  $3,750           None             None             $3,750

George A. Skestos             $1,250           None             None             $1,250

William P. Zox                $1,000           None             None             $1,000

Archie M. Griffin             $2,250           None             None             $2,250

1 The Trust consists of 6 series, including the Fund.

* Ms. Hunter no longer serves as a Trustee of the Trust.

     Messrs. Dillon and Zox are members of Diamond Hill Investment Partners, L.P., a private investment partnership, a person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the Investment Company Act of 1940 and for which Diamond Hill Capital Management, Inc. serves as investment adviser and Diamond Hill General Partner, LLC, a limited liability company of which Diamond Hill Capital Management, Inc. serves as managing member, serves as general partner.

     The Trustees and Officers of the Trust as a group own less than 1% of the shares of the Fund.

     The Trust, the Adviser and the principal underwriter have each adopted a Code of Ethics (the "Code of Ethics") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code of Ethics are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code of Ethics from the Securities and Exchange Commission.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices that are reasonable in relation to the benefits received.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     Under the Investment Company Act of 1940, persons affiliated with the Adviser may be prohibited from dealing with a Fund as a principal in the purchase and sale of securities.

     When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Transactions of advisory clients (including the Fund) may also be blocked with those of the Adviser or any of its affiliates. The Adviser and its affiliates will be permitted to participate in the blocked transaction only after all orders of advisory clients (including the Fund) are filled.

     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of dealers to execute portfolio transactions. The Adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. In addition, the Principal Underwriter (not the Fund) may compensate brokers and other intermediaries for directing assets to or retaining assets in the Fund. Both the Adviser and the Principal Underwriter are either directly or indirectly wholly owned by Diamond Hill Investment Group, Inc., a corporation which invests in financial services companies.

DISTRIBUTION PLAN

     Effective May 31, 2002, the Trustees adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay for certain distribution and promotion expenses related to the distribution of its Class A shares and Class C shares. Pursuant to the Plan, the Fund will pay the Principal Underwriter a fee for the Principal Underwriter's services in connection with the sales and promotion of the Fund, including its expenses in connection therewith, at an annual rate of 0.25% of the average daily net assets of the Class A shares and at an annual rate of 1.00% of the average daily net assets of the Class C shares. Payments received by the Principal Underwriter pursuant to the Plan may be greater or less than distribution expenses incurred by the Principal Underwriter.

     Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of Class A or Class C shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of Class A or Class C shares, or that hold Class A or Class C shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders;
(b) payments made to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that render shareholder support services not otherwise provided by the Trust's transfer agent, including, but not limited to, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (c) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of Class A or Class C shares; (d) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (e) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (f) costs of preparing, printing and distributing sales literature; (g) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable, and (h) costs of implementing and operating the 12b-1 Plan. The Trust is authorized to engage in the activities listed above, and in any other activities related to the distribution of Class A or Class C shares, either directly or through other persons with which the Trust has entered into agreements related to the 12b-1 Plan.

     The Trustees expect that the Plan will enhance the Fund's ability to expand the distribution of its Class A and Class shares (or serve as a deterrent to redemptions). It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

     The Plan has been approved by the Fund's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the applicable class. Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of the affected class, and all other material amendments to the Plan or any related agreement must be approved by a majority of the independent Trustees. Roderick H. Dillon, Jr., a Trustee of the Trust, William P. Zox, a Trustee of the Trust, and James Laird, an officer of the Trust, may benefit indirectly from payments received by the Principal
Underwriter under the Plan because of their relationships with the Principal Underwriter or its affiliates.

DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     The offering price for orders received before the close of the New York Stock Exchange, on each business day the Exchange is open for trading, will be based upon the calculation of the net asset value at the close of regular trading on the Exchange. For orders received after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon the net asset value at the close of the Exchange on the next day thereafter on which the Exchange is open for trading.

     The net asset value per share for a class is calculated by adding the value of all securities and other assets of the Fund allocable to the class, deducting liabilities allocable to that class and dividing by the number of that class' shares outstanding. Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted, (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable, or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

INVESTMENT PERFORMANCE

     From time to time, the Fund may advertise yield, total return and/or distribution rate. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one-year period and is shown as a percentage of the investment.

     Total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects an actual rate of return over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

     The distribution rate is computed by dividing the total amount of the dividends per share paid out during the past period by the maximum offering price or month-end net asset value depending on the class of the Fund. This figure is then "annualized" (multiplied by 365 days and divided by the applicable number of days in the period).

     Any  front-end  sales  charge   applicable  to  Class  A  shares  would  be
incorporated into the offering price in the distribution yield in place of month-end net asset value.

     Distribution rate is a measure of the level of income paid out in cash to shareholders over a specified period. It differs from yield and total return and is not intended to be a complete measure of performance. Furthermore, the distribution rate may include return of principal and/or capital gains. Total return is the change in value of a hypothetical investment over a given period assuming reinvestment of dividends and capital gain distributions. The yield refers to the cumulative 30-day rolling net investment income, divided by maximum offering price and multiplied by average shares outstanding during this period.

             CALCULATION OF AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES

     The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment.

     "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one, five and ten year periods) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                   P(1+T)^n=ERV

Where:    P = a hypothetical $1,000 initial investment
          T = average annual total return
          n = number of years
          ERV = ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period.

     CALCULATION OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

     Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

     Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

     The Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (pre-liquidation). When considering the average annual total return after taxes on distributions quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund.

     The following SEC formula will be used to calculate these figures:

     P(1+T)^n = ATVD

     where:

     P = a hypothetical initial payment of $1,000
     T = average annual total return (after taxes on distributions) n = number of years
     ATVD = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.

             CALCULATION OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES
                    ON DISTRIBUTIONS AND SALE OF FUND SHARES

     Average annual total return after taxes on distributions and sale of fund shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

     Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any re-characterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

     The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any non-recurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

     The Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (post-liquidation). When considering the average annual total return after taxes on distributions quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund.

     The following SEC formula will be used to calculate these figures:

     P(1+T)^n = ATVDR

     where:
     P = a hypothetical initial payment of $1,000
     T = average annual total return (after taxes on distributions and redemptions)
     n = number of years

     ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions and redemption

                              CALCULATION OF YIELD

     Performance information showing the Fund's 30-day yield with respect to a particular class may be presented from time to time in advertising and sales literature regarding the Fund. A 30-day yield is calculated by dividing the net investment income per-share earned during the 30-day base period by the maximum offering price per share on the last day of the period, according to the following formula:

     30-Day Yield = 2[((a-b)/cd +1)^6-1]

     In the above formula, "a" represents dividends and interest earned by a particular class during the 30-day base period; "b" represents expenses accrued to a particular class for the 30-day base period (net of reimbursements); "c" represents the average daily number of Shares of a particular class outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share of a particular class on the last day of the 30-day base period.

                        CALCULATION OF DISTRIBUTION RATE

     Performance information showing the Fund's and/or particular Class's distribution rate may be presented from time to time in advertising and sales literature regarding the Fund. The distribution rate is calculated as follows:

     Distribution Yield = a/(b) x 365 / c

     In the formula, "a" represents dividends distributed by a particular class during that period; "b" represents month end offer price or net asset value for a particular class; "c" represents the number of days in the period being calculated. "365" is the number of days in a year, used to annualize the distribution yield.

                           NONSTANDARDIZED PERFORMANCE

     The Fund may also advertise performance information (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a nonstandardized quotation may be an indication of the value of a $10,000 investment (made on the date of the commencement of operations of each class of shares of the Fund) as of the end of a specified period. These nonstandardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating nonstandardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to the Merrill Lynch 1-3 year U.S. Corporate/Government Index (the "Index"), and the performance of the Index as well as the Fund may be compared to other well-known indices of market performance including the Standard & Poor's (S&P) 500 Index or the Dow Jones Industrial Average. With respect to the

Index, shareholders should be aware that the Fund invests in securities that are not included in the Index. The performance of the Index should not be considered indicative of future performance of the Fund.

     From time to time, in advertisements, sales literature and information furnished to present or to prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

     US Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

     Fees of the custodian are paid by the Adviser under the Administrative Agreement.

SUB-ADMINISTRATOR, SUB-FUND ACCOUNT AND SUB-TRANSFER AGENT

     Integrated Fund Services, Inc. ("Integrated"), 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, pursuant to the Administration, Accounting and Transfer Agency Agreement (the "Sub-Administration Agreement") entered into between Integrated and the Adviser, acts as the Fund's sub-transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. Integrated. also acts as the Fund's sub-administrator and, in such capacity, manages the Fund's business affairs. In addition, Integrated., in its capacity as fund sub-accountant, provides the Fund with certain monthly reports, record-keeping and other management-related services. Fees of Integrated are paid by the Adviser under the Administration Agreement.

ACCOUNTANTS

     The firm of Crowe, Chizek and Company LLP, One Columbus, 10 West Broad Street, Columbus, Ohio 43215, has been selected as independent public accountants for the Trust for the fiscal year ending December 31, 2002. Crowe, Chizek and Company LLP performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

PRINCIPAL UNDERWRITER

     Diamond Hill Securities, Inc. ("DHS"), 375 North Front Street, Suite 300, Columbus, Ohio 43215, is a wholly-owned subsidiary of the Adviser, is the principal underwriter and exclusive agent for distribution of shares of the Fund. The principal underwriter is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

     James F. Laird,  President,  Treasurer and Chief  Financial  Officer of the
Trust is a Director, President, Treasurer and Chief Financial Officer of the principal underwriter of the Fund. Sandra L. Quinn, Secretary of the Trust, is Vice President and Secretary of the principal underwriter of the Fund.

PRINCIPAL HOLDERS OF OUTSTANDING SHARES

     As of _____, 2002, the following persons owned 5% or more of a class of the Fund's outstanding shares:

--------------------------------------------------------------------------------
                                                                 PERCENTAGE
FUND CLASS           NAME AND ADDRESS OF OWNER                   OF OWNERSHIP
--------------------------------------------------------------------------------
Class A              Diamond Hill Capital Management, Inc.       100%
                     375 North Front Street, Suite 300
                     Columbus, Ohio 43215
--------------------------------------------------------------------------------

     To the knowledge of the Trust, the shareholder listed above owns shares for investment purposes and has no known intention of exercising any control of the Fund.

FINANCIAL STATEMENTS

     The Fund was recently organized and has therefore not included any financial statements.

                               DIAMOND HILL FUNDS

PART C.   OTHER INFORMATION

---------------------------

ITEM 23.  EXHIBITS

(a)  Articles of Incorporation.

     (i) Copy of Registrant's Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

     (ii) Copy of Amendment No. 1 to Registrant's Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference. Copies of other Amendments to Registrant's Amended and Restated Declaration of Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 10, are hereby incorporated by reference.

     (iii) Copy of Amendment No. 9 to Registrant's Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (iv) Copy of Amendment No. 11 to Registrant's Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

(b)  By-Laws.

     Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

(c)  Instruments Defining Rights of Security Holders.

     None other than in Registrant's Amended and Restated Agreement and Declaration of Trust, as amended, and By-Laws.

(d)  Investment Advisory Contracts.

     (i) Copy of Registrant's Management Agreement for the Diamond Hill Focus Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

     (ii) Copy of Registrant's Management Agreement for the Diamond Hill Bank & Financial Fund, formerly known as Banc Stock Group Fund with its Adviser, Diamond

     Hill  Securities,  Inc.,  formerly known as Banc Stock Financial  Services,
     Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 10, is hereby incorporated by reference.

     (iii) Copy of Registrant's Management Agreement for the Diamond Hill Small Cap Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (iv) Copy of Registrant's Management Agreement for the Diamond Hill Large Cap Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (v) Copy of Registrant's Management Agreement for the Diamond Hill Short Term Fixed Income Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15 is hereby incorporated by reference.

     (vi) Copy of Registrant's Management Agreement for the Diamond Hill Strategic Income Fund with its Adviser, Diamond Hill Capital Management, Inc., is filed herewith.

(e)  Underwriting Contracts.

     (i) Copy of Registrant's Underwriting Agreement with Diamond Hill Securities, Inc., formerly known as Banc Stock Financial Services, Inc., which was filed as an Exhibit to Registrant's Pre- Effective Amendment No. 1, is hereby incorporated by reference.

     (ii)  Copy  of  Registrant's   Underwriting  Agreement  with  Diamond  Hill
     Securities, Inc., which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

(f)  Bonus or Profit Sharing Contracts.

     None.

(g)  Custodian Agreements.

     (i) Copy of Registrant's Agreement with the Custodian, Firstar Bank, N.A. (formerly Star Bank, N.A.), which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (ii) Copy of Registrant's  Amended and Restated Custody Agreement with U.S.
     Bank,   N.A.,   which  was  filed  as  an  Exhibit   to  the   Registrant's
     Post-Effective Amendment No. 15, is hereby incorporated by reference.

(h)  Other Material Contracts.

     (i) Registrant's Administrative Services Agreement with Diamond Hill Capital Management, Inc. for the Diamond Hill Focus Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

     (ii) Copy of Registrant's Administrative Services Agreement with Diamond Hill Securities, Inc., formerly known as Banc Stock Financial Services, Inc. for the Diamond Hill Bank & Financial Fund, formerly known as Banc
     Stock Group Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

     (iii) Copy of Registrant's Administrative Services Agreement with Diamond Hill Capital Management, Inc. for the Diamond Hill Small Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (iv) Copy of Registrant's Administrative Services Agreement with Diamond Hill Capital Management, Inc. for the Diamond Hill Large Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (v) Copy of Registrant's Administrative Services Agreement with Diamond Hill Capital Management, Inc. for the Diamond Hill Short Term Fixed Income Fund is hereby incorporated by reference.

     (vi) Copy of Registrant's First-Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement with Diamond Hill Capital Management, Inc. is filed herewith.

     (vii) Copy of the Administration, Accounting And Transfer Agency Agreement between Diamond Hill Capital Management, Inc. and Integrated Fund Services, Inc. is filed herewith.

(i)  Legal Opinion.

     Opinion of Baker & Hostetler LLP is filed herewith.

(j)  Other Opinions.

     (i)  Consent of McCurdy &  Associates  CPA's,  Inc.,  which was filed as an
     Exhibit  to  Registrant's   Post-Effective  Amendment  No.  13,  is  hereby
     incorporated by reference.

     (ii) Consent of Crowe Chizek and Company LLP, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 14, is hereby incorporated by reference.

(k)  Omitted Financial Statements.

     None.

(l)  Initial Capital Agreements.

     Copy of Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(m)  Rule 12b-1 Plans.

     (i) Class A Shares 12b-1 Distribution Expense Plan for the Diamond Hill Bank & Financial Fund, formerly known as the Banc Stock Group Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (ii) Class C Shares 12b-1 Distribution Expense Plan for the Diamond Hill Bank & Financial Fund, formerly known as the Banc Stock Group Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (iii) Class A Shares 12b-1 Distribution Expense Plan for the Diamond Hill Focus Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (iv) Class C Shares 12b-1 Distribution Expense Plan for the Diamond Hill Focus Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (v) Class A Shares  12b-1  Distribution  Expense  Plan for the Diamond Hill
     Small  Cap  Fund,   which  was  filed  as  an   Exhibit   to   Registrant's
     Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (vi) Class C Shares  12b-1  Distribution  Expense Plan for the Diamond Hill
     Small  Cap  Fund,   which  was  filed  as  an   Exhibit   to   Registrant's
     Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (vii) Class A Shares 12b-1  Distribution  Expense Plan for the Diamond Hill
     Large  Cap  Fund,   which  was  filed  as  an   Exhibit   to   Registrant's
     Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (viii) Class C Shares 12b-1 Distribution  Expense Plan for the Diamond Hill
     Large  Cap  Fund,   which  was  filed  as  an   Exhibit   to   Registrant's
     Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (ix) Plan of Distribution for the Diamond Hill Short Term Fixed Income Fund which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

     (x) Plan of Distribution for the Diamond Hill Strategic Income Fund is filed herewith.

(n)  Rule 18f-3 Plan.

     Rule  18f-3   Plan,   which  was  filed  as  an  Exhibit  to   Registrant's
Post-Effective Amendment No. 3, is hereby incorporated by reference.

(o) Powers of Attorney for Trustees, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 13, are hereby incorporated by reference.

(p)  Code of Ethics.

     Copy of the Revised Code of Ethics of Diamond Hill Funds, Diamond Hill Securities, Inc., and Diamond Hill Investment Group, Inc., formerly known as The Heartland Group of Companies, Inc., is filed herewith.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

          None.

ITEM 25.  INDEMNIFICATION

(a)  Article  VI  of  the  Registrant's   Amended  and  Restated  Agreement  and
Declaration of Trust provides for indemnification of officers and Trustees as follows:

     SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code

Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

     SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

     The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Underwriting Agreement, the Underwriter has agreed to indemnify, defend, and hold the Registrant, its officers, trustees, employees, shareholders and agents, and any person who controls the Registrant within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending against such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Registrant, its trustees, officers, employees, shareholders and agents, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any untrue statement of a material fact or alleged untrue statement of a material fact contained in information furnished in writing by the Underwriter to the Registrant for use in the Registration Statement, or arising out of or based upon any omission or alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement necessary to make such information not misleading.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     A. Diamond Hill Capital Management, Inc., formerly known as Heartland Advisory Group, Inc., 375 North Front Street, Suite 300, Columbus, Ohio 43215 ("DHCM"), adviser to the Diamond Hill Focus Fund, Diamond Hill Small Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Short Term Fixed Income Fund and Diamond Hill Strategic Income Fund, is a registered investment adviser.

     (1) DHCM has engaged in no other business during the past two fiscal years.

     (2) Information with respect to the directors and officers of DHCM is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-32176).

     B. Diamond Hill Securities, Inc., formerly known as Banc Stock Financial Services, Inc., 375 North Front Street, Suite 300, Columbus, Ohio 43215 ("DHS"), adviser to Diamond Hill Bank & Financial Fund, is a registered investment adviser.

     (1) DHS, a registered broker-dealer also serves as the Registrant's principal underwriter.

     (2) Information with respect to the directors and officers of DHS is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-55155).

ITEM 27.  PRINCIPAL UNDERWRITERS

(a)  None.

(b) Diamond Hill Securities, Inc., formerly known as Banc Stock Financial Services, Inc. ("DHS"), 375 North Front Street, Suite 300, Columbus, Ohio 43215 is the Registrant's principal underwriter. James F. Laird is the sole Director, President, Treasurer and Chief Financial Officer, Matthew Lee is the Vice President of Equity Trading, and Sandra L. Quinn is the Vice President and Secretary of DHS.

(c)  None.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 375 North Front Street, Suite 300, Columbus, Ohio 43215 and/or by the Registrant's Custodian, U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or transfer and shareholder service agent, Mutual Funds Service Co., 6000 Memorial Dr., Dublin, Ohio 43017.

ITEM 29.  MANAGEMENT SERVICES

          None.

ITEM 30.  UNDERTAKINGS

          None.

                            POST-EFFECTIVE AMENDMENT

                              --------------------

                                  EXHIBIT INDEX

                              --------------------


--------------------------------------------------------------------------------
                EXHIBIT NAME                                    EXHIBIT NUMBER
--------------------------------------------------------------------------------
Registrant's Management Agreement for the Diamond
Hill Strategic Income Fund with its Adviser...............      Exhibit (d)(vi)
--------------------------------------------------------------------------------
Registrant's First-Amended and Restated Administrative,
Fund Accounting and Transfer Agency Services Agreement
with Diamond Hill Capital Management, Inc. for
the Diamond Hill Strategic Income Fund....................      Exhibit (h)(vi)
--------------------------------------------------------------------------------
Administration, Accounting And Transfer Agency Agreement
between Diamond Hill Capital Management, Inc. and
Integrated Fund Services, Inc.............................      Exhibit (h)(vii)
--------------------------------------------------------------------------------
Opinion of Baker & Hostetler LLP..........................      Exhibit (i)
--------------------------------------------------------------------------------
Plan of Distribution for the Diamond Hill Strategic Income
Fund......................................................      Exhibit (m)(x)
--------------------------------------------------------------------------------
Revised Code of Ethics of Diamond Hill Funds, Diamond Hill
Securities, Inc. and Diamond Hill Capital Management, Inc.      Exhibit (p)
--------------------------------------------------------------------------------

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and the State of Ohio on the 11th day of September, 2002.

                                        DIAMOND HILL FUNDS

                                        By: /s/  James F. Laird
                                            -------------------------------
                                            James F. Laird


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

R. H. Dillon, Jr.*              Trustee                       September 11, 2002
--------------------------
R. H. Dillon, Jr.

/s/ James F. Laird              President, Treasurer          September 11, 2002
--------------------------      and Chief Financial Officer
James F. Laird                  (Principal Executive,
                                Financial and Accounting
                                Officer)

John M. Bobb*                   Trustee                       September 11, 2002
--------------------------
John M. Bobb

George A. Skestos*              Trustee                       September 11, 2002
--------------------------
George A. Skestos

William P. Zox*                 Trustee                       September 11, 2002
--------------------------
William P. Zox

Archie M. Griffin*              Trustee                       September 11, 2002
--------------------------
Archie M. Griffin

*By: /s/  James F. Laird
     -----------------------
          James F. Laird
          Executed by James F. Laird
          on behalf of those indicated
          pursuant to Powers of Attorney